Related party balances and transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party balances and transactions

Note 15 – Related party balances and transactions

Related party balances

Other receivable – related party

Name of Related Party	Relationship	Nature	As of December 31, 2024	As of December 31, 2023

Alex Lai Kum Weng	Director of CKHP	Employee advance	$19,497	$-

Other payables – related parties

Name of Related Party	Relationship	Nature	As of December 31, 2024	As of December 31, 2023

Kelvin Chen	Former CEO, Director and shareholder of the Company	Operating expense paid on behalf of the Company	$-	$2,779
Kent Ridge Health Pte Ltd	Shareholders of this entity also are the shareholders of the Company	Operating expense paid on behalf of the Company	395,779	547,214
UG Digital Sdn Bhd	UGD, subsidiary of the Company owned 40% of this company	Operating expense paid on behalf of the Company	-	11,502
James Tan	Shareholder of the Company	Operating expense paid on behalf of the Company	2,181	-

Chong Yew Yen	Director of CKHP (resigned on July 31, 2024) and shareholder of the Company	Operating expense paid on behalf of the Company	230	-
8i Enterprises Pte Ltd (“8iEPL”) (1)	Shareholders of this entity also are the shareholders of the Company	Advisory services fee payable	135,000	135,000
8i Digital services Pte Ltd (“8i Digital”)	Shareholders of this entity also are the shareholders of the Company	Advisory services fee payable	21,952	-
Alfred Lim	A CEO, an executive director and shareholder of the Company	Operating expense paid on behalf of the Company	264	-
Total			$555,406	$696,495

(1)	A balance of $135,000 was converted into the Company’s ordinary shares in March 2024. See Note 16. On March 16, 2024, the Company entered into a consultancy agreement (the “Consultancy Agreement”) with 8i Enterprises Pte Ltd (“8iEPL”) for a term of 12 months to engage 8iEPL’s services in connection with merger and acquisition advisory services. As of December 31, 2024, the Company had accrued a $135,000 advisory service fee pertaining to this Consultancy Agreement.

Short term loans – related parties

See Note 13 for details.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Convertible notes – related parties

See Note 13 for details.

Related party transaction

Acquisition of Fortress Cove

The acquisition of Fortress Cove and its subsidiary CKHP closed on May 8, 2024. Meng Dong (James) Tan, a significant shareholder of EUDA, who holds more than 25% of the currently issued and outstanding ordinary shares of the EUDA, is also a 40% shareholder of Fortress Cove Limited. See Note 6 for details.

Consulting agreements with 8iEPL

On March 16, 2024, the Company entered into a consultancy agreement (the “Consultancy Agreement”) with 8iEPL for a term of 12 months to engage 8iEPL’s services in connection with merger and acquisition advisory services. As of December 31, 2024, the Company had accrued a $135,000 advisory service fee pertaining to this Consultancy Agreement.

IT professional consulting service from 8i Digital

From August 2024 to October 2024, the Company engaged 8i Digital to provide IT professional consulting services. As of December 31, 2024, the Company had accrued a $21,952 for this service.